INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 342,928,809	$ 352,814,733
Liabilities	303,879,080	312,817,182
Cash and cash equivalents	39,799,609	31,645,291	$ 25,329,846	$ 23,701,149
Interest expense	16,668,295	8,442,470	4,351,556
Income tax revenue	(1,932,555)	(2,748,421)	$ (1,776,225)
Accumulated other comprehensive income before tax of investments in associates and joint ventures	4,751	13,385
Contingent liabilities incurred in relation to interests in joint ventures	0	0
Contingent liabilities incurred in relation to interests in associates	0	0
Joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	3,827,631	5,101,346
Liabilities	3,313,741	4,491,257
Income from ordinary activities	2,205,538	1,973,131
Profits (loss)	221,199	73,266
Cash and cash equivalents	223,625	523,835
Interest and valuation income	1,142,715	1,001,631
Credit impairment charges	949,125
Interest expense	502,501	304,114
Depreciation and amortization	38,491	32,122
Income tax revenue	$ 131,265	$ 7,907